QUALITY
CASH RESERVE
PRIME SHARES



SEMI-ANNUAL REPORT

September 30, 1998

  FUND FEATURES
--------------------------------------------------------------------------------
o Daily Dividends
  The Fund declares dividends daily and distributes them monthly in the form of additional shares.

o Check Redemption Privilege
  After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $250) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

o No Sales Charge and Immediate Liquidity
  You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares.

o Constant Net Asset Value
  The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on May 6, 1991. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Minimum Investment
  The minimum initial investment is $1,500. Subsequent investments may be made in an amount of $100 or more.

o Current Yield Information Available
  For current yield information, call (410) 895-5995.

  This report is prepared for the general information of shareholders of Quality Cash Reserve Prime Shares. It may be distributed only to current shareholders or to persons who have received a current prospectus.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

   We are pleased to report on the progress of your Fund for the six months ended September 30, 1998.

MARKET ACTIVITY

   Two major forces dominated the money markets during the semi-annual period--foreign activity and Federal Reserve Board policy. As for the former, the hangover effects of the Asian financial crises, which began in Korea, Indonesia, and Thailand, spread to China and Japan. Russia devalued its ruble and defaulted on its debt payments, despite an International Monetary Fund (IMF) bailout attempt in August. And focus is now on Brazil, where IMF and World Bank funding is pending to ward off a potential devaluation. All of this supported a flight to quality and, in particular, a U.S. Treasury rally.

   As for Federal Reserve Board activity, anticipation of an official move impacted the markets just as much as the actual policy change that came at the very end of the six-month period. To be specific, in May, the markets were watching continued weakness in the Asian markets and Fed intervention on behalf of the Japanese yen. The consensus was that the robust U.S. economy might outweigh Asian concerns and force a tightening of monetary policy. This was not the case. The Fed did not make any adjustments to interest rates at either its May or July meetings. Still, Chairman Alan Greenspan noted in


                             Historical Yield Chart
              (For the six-month period ended September 30, 1998)

                       Quality Cash Reserve Prime Shares

                               3/31/98      4.66%
                               4/30/98      4.67
                               5/31/98      4.67
                               6/30/98      4.68
                               7/31/98      4.69
                               8/31/98      4.68
                               9/30/98      4.62

--------------------------------------------------------------------------------

July that the rate of inflation seemed to have stopped falling and that history would support significant declines in the stock market. Then, based on initial signs of U.S. economic weakness for the month of August, namely the first slowdown in employment in a long while, anticipation began to run high that the Fed would have to ease its official monetary policy at its next meeting. In fact, the Federal Reserve Board did lower the fed funds rate by 0.25% on September 29th, bringing it to 5.25%.

   Money markets also benefited over the semi-annual period from volatility in the equity markets. This volatility led to a rally in the U.S. fixed income market in general and to strong cash inflows into the money markets in particular. Investors moved assets from equity funds, both domestic and foreign, seeking both the greater liquidity and the perceived safety of the money markets.

   Even with all of these turbulent forces, the money market yield curve remained flat through mid-September, when an inversion at the short portion of the curve began. Usually, it takes four to six weeks for a cut in interest rates by the Federal Reserve Board to fully impact money market yields. However, this time, yields began to drop even before the September meeting, as the ease in policy became more evident. As of September 30, the yield spread between 30 day and 90-day commercial paper had inverted to -0.20%. The only exception to this trend was in the tax-exempt market, where September 15th is the corporate tax deadline, and thus short-term yields increased dramatically, as dealers cheapened inventory to offset usual seasonal corporate selling.

INVESTMENT REVIEW

   We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issue. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) ratings of the portfolio of which Quality Cash Reserve Prime Shares is a class. The portfolio maintains a "AAAm" rating, the highest that S&P awards to money market funds. We have always believed that a money fund is not a place to take chances or to speculate for additional yield.

   Our strategy has continued to be concentrated on finding high quality issues in which to invest. For most of the semi-annual period, at least 90% of the Fund was invested in A-1+-rated securities and between 5% and 10% in A1 rated commercial paper. It is well worth noting that A1 issues had a slight yield advantage over A1+ issues over the six months. We maintained a weight-

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

ed average maturity of 45 to 50 days for most of the period. However, we did extend a bit in early to-mid August with longer-term Agency Discount Notes, in response to the lack of high quality short-term commercial paper supply in the market during that time.

LOOKING AHEAD

   Going forward, the U.S. money markets will likely continue to be dominated by the rate of U.S. economic growth and by the impact on the U.S of global economic and political events, including those of Russia, Japan, and Brazil. President Clinton's woes will also likely play a role. But the real focus of the money markets will be on the Federal Reserve Board's response to all of these factors. We believe the markets have already discounted at least 1.00% of easing in monetary policy through a series of incremental 0.25% rate cuts over the next six to nine months. The concern, as we look ahead, is one of a credit crunch, precipitated by poor bank earnings and a substantial retraction of available credit.

   For the near term, though, the economic backdrop remains positive. We have only begun to see slower, non-recessionary growth. The labor market remains tight with unemployment at a low 4.6%. Interest rates remain favorable at historically low levels. There are still no real signs of inflation, and fiscally, the government is running a surplus for the first time in almost thirty years, so there is room for Congress to either cut taxes and/or increase spending.

   Given this backdrop and until both domestic and global events run their course, we intend to remain reasonably neutral to the benchmarks in terms of average weighted maturity in the Fund. We will also continue to concentrate the Fund in very high quality credits and to maintain our conservative investment strategies and standards for the foreseeable future.

   We continue to believe that the conservative approach we apply to investing on behalf of the Fund will provide comfort, as well as competitive yields, to our shareholders.

   As always, we appreciate your continued support.

Sincerely,




/s/ Richard T. Hale
___________________
Richard T. Hale
Chairman

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(unaudited)
                                  Rating
                              ---------------      Par
                              S&P     Moody's     (000)          Value
--------------------------------------------------------------------------------

Commercial Paper -- 82.1%(a)

Automotive Finance - 5.7%
  PACCAR Financial Corp.
    5.48%   10/16/98         A - 1+    P - 1     $40,000   $   39,908,667
    5.49%   10/22/98         A - 1+    P - 1      15,000       14,951,962
    5.48%   11/20/98         A - 1+    P - 1      14,000       13,893,444
  Toyota Motor Credit Corp.
    5.50%   10/2/98          A - 1+    P - 1      25,000       24,996,181
    5.48%   10/13/98         A - 1+    P - 1      15,000       14,972,600
    5.45%   10/19/98         A - 1+    P - 1      40,000       39,891,000
    5.25%   10/26/98         A - 1+    P - 1      30,000       29,890,625
    5.45%   11/12/98         A - 1+    P - 1      20,000       19,872,833
                                                           --------------
                                                              198,377,312
                                                           --------------
Beverages - 5.8%
  Anheuser Busch Companies, Inc.
    5.45%   10/9/98          A - 1     P - 1      25,000       24,895,278
  Coca-Cola Co.
    5.45%   10/9/98          A - 1+    P - 1      25,000       24,969,722
    5.47%   11/3/98          A - 1+    P - 1      20,000       19,899,717
    5.35%   11/10/98         A - 1+    P - 1      25,000       24,851,389
    5.27%   12/9/98          A - 1+    P - 1      25,000       24,747,479
  PepsiCo, Inc.
    5.47%   11/30/98         A - 1     P - 1      30,000       29,726,500
    5.40%   12/14/98         A - 1     P - 1      35,000       34,611,500
    5.46%   12/14/98         A - 1     P - 1      20,000       19,775,533
                                                           --------------
                                                              203,477,118
                                                           --------------
Chemicals, General - 3.7%
  E.I. duPont de Nemours and Co.
    5.48%   10/9/98          A - 1+    P - 1      50,000       49,939,111
    5.50%   10/27/98         A - 1+    P - 1      25,000       24,900,694
    5.46%   10/29/98         A - 1+    P - 1      15,000       14,936,300
    5.47%   11/19/98         A - 1+    P - 1      40,000       39,702,189
                                                           --------------
                                                              129,478,294
                                                           --------------
Chemicals, Specialty - 1.6%
  Minnesota Mining & Manufacturing
    5.45%   10/21/98         A - 1+    P - 1      30,000       29,909,167
    5.33%   12/21/98         A - 1+    P - 1      27,000       26,676,203
                                                           --------------
                                                               56,585,370
                                                           --------------
Electrical & Electronics - 4.3%
  Emerson Electric Co.
    5.40%   11/6/98          A - 1+    P - 1       8,165        8,120,909
  General Electric Co.
    5.47%   11/20/98         A - 1+    P - 1      14,906       14,792,756

PRIME SERIES
--------------------------------------------------------------------------------


                                  Rating
                              ---------------      Par
                              S&P     Moody's     (000)          Value
--------------------------------------------------------------------------------

Commercial Paper (continued)

Electrical & Electronics (concluded)
  Motorola Inc.
    5.32%   10/6/98          A - 1+    P - 1     $15,000   $   14,988,917
    5.46%   10/13/98         A - 1+    P - 1      20,000       19,963,600
    5.48%   10/13/98         A - 1+    P - 1      15,000       14,972,600
    5.13%   12/17/98         A - 1+    P - 1      30,000       29,670,825
    5.45%   12/17/98         A - 1+    P - 1      25,000       24,708,576
    5.10%   12/28/98         A - 1+    P - 1      25,000       24,688,333
                                                           --------------
                                                              151,906,516
                                                           --------------
Electric Utility - 2.6%
  Duke Energy Co.
    5.45%   10/20/98         A - 1     P - 1      25,000       24,928,091
    5.48%   10/20/98         A - 1     P - 1      35,000       34,898,772
    5.48%   11/6/98          A - 1     P - 1      30,000       29,835,600
                                                           --------------
                                                               89,662,463
                                                           --------------
Finance, Commercial - 0.4%
  CIT Group Holdings
    5.48%   10/7/98          A - 1     P - 1      15,000       14,986,300
                                                           --------------

Finance, Consumer - 3.2%
  USAA Capital Corp.
    5.48%    10/1/98         A - 1+    P - 1      30,000       30,000,000
    5.49%   10/16/98         A - 1+    P - 1      35,000       34,919,938
    5.50%   10/23/98         A - 1+    P - 1      22,000       21,926,056
    5.49%   10/30/98         A - 1+    P - 1      25,000       24,889,437
                                                           --------------
                                                              111,735,431
                                                           --------------
Finance, Diversified - 4.2%
  General Electric Capital Corp.
    5.47%   10/5/98          A - 1+    P - 1      25,000       24,984,806
    5.46%   10/26/98         A - 1+    P - 1      25,000       24,904,687
    5.50%   10/26/98         A - 1+    P - 1      10,000        9,961,806
    5.49%   11/17/98         A - 1+    P - 1      25,000       24,820,813
    5.47%   11/20/98         A - 1+    P - 1      20,000       19,848,055
    5.37%   12/18/98         A - 1+    P - 1      20,000       19,767,300
    5.25%   1/22/99          A - 1+    P - 1      25,000       24,588,021
                                                           --------------
                                                              148,875,488
                                                           --------------
Food - 9.1%
  Campbell Soup Co.
    5.35%   10/5/98          A - 1+    P - 1      35,000       34,979,194
    5.48%   10/13/98         A - 1+    P - 1      23,500       23,457,073
    5.48%   11/6/98          A - 1+    P - 1      30,000       29,835,600

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1998
(unaudited)
                                  Rating
                              ---------------      Par
                              S&P     Moody's     (000)          Value
--------------------------------------------------------------------------------

Commercial Paper (continued)

Food (concluded)
  H.J. Heinz
    5.48%   10/1/98          A - 1     P - 1     $12,000   $   12,000,000
    5.49%   10/6/98          A - 1     P - 1      34,200       34,173,923
    5.48%   10/19/98         A - 1     P - 1      20,000       19,945,200
    5.40%   11/12/98         A - 1     P - 1      30,000       29,811,000
  Hershey Foods Corp.
    5.51%   10/22/98         A - 1     P - 1      25,000       24,919,646
    5.48%   11/2/98          A - 1     P - 1      15,000       14,926,933
  Kellogg Company
    5.30%   12/3/98          A - 1+    P - 1      20,975       20,780,457
    5.33%   12/10/98         A - 1+    P - 1      25,000       24,740,903
  Sara Lee Corp.
    5.20%   10/28/98         A - 1+    P - 1      50,000       49,805,000
                                                           --------------
                                                              319,374,929
                                                           --------------
Household Products - 3.7%
  Procter & Gamble Co.
    5.48%   10/19/98         A - 1+    P - 1      25,000       24,931,500
    5.49%   10/28/98         A - 1+    P - 1      20,000       19,917,650
            5.45% 12/1/98    A - 1+    P - 1      47,000       46,565,968
    5.45%   1/4/99           A - 1+    P - 1      40,000       39,424,722
                                                           --------------
                                                              130,839,840
                                                           --------------
Insurance, Brokerage - 1.4%
  Marsh & McLennan Companies Inc.
    5.28%   10/20/98         A - 1+    P - 1      20,000       19,944,267
    5.30%   10/20/98         A - 1+    P - 1      10,000        9,972,027
    5.41%   11/5/98          A - 1+    P - 1      20,000       19,894,806
                                                           --------------
                                                               49,811,100
                                                           --------------
Insurance, Property & Casualty - 2.0%
  A.I. Credit Corp.
    5.46%   10/7/98          A - 1+    P - 1      30,000       29,972,700
    5.45%   11/4/98          A - 1+    P - 1      40,000       39,794,111
                                                           --------------
                                                               69,766,811
                                                           --------------
Natural Gas - 2.9%
  Consolidated Natural Gas
    5.49%   10/2/98          A - 1+    P - 1      40,000       39,993,900
    5.49%   10/13/98         A - 1+    P - 1      19,320       19,284,644
    5.49%   10/20/98         A - 1+    P - 1      23,000       22,933,358
    5.20%   11/6/98          A - 1+    P - 1      20,000       19,896,000
                                                           --------------
                                                              102,107,902
                                                           --------------
Integrated Oil - 4.3%
  Amoco Co.
    5.47%   10/27/98         A - 1+    P - 1      50,000       49,802,472
    5.45%   10/28/98         A - 1+    P - 1      25,000       24,897,813
    5.47%   11/17/98         A - 1+    P - 1      25,000       24,821,465

PRIME SERIES
--------------------------------------------------------------------------------


                                  Rating
                              ---------------      Par
                              S&P     Moody's     (000)          Value
--------------------------------------------------------------------------------

Commercial Paper (continued)

Integrated Oil (concluded)
  Shell Oil Co.
    5.46%   10/29/98         A - 1+    P - 1     $50,000   $   49,787,667
                                                           --------------
                                                              149,309,417
                                                           --------------
Oil Transportation - 2.6%
  Colonial Pipeline Co.
    5.40%   10/13/98         A - 1+    P - 1      15,000       14,973,000
    5.52%   10/27/98         A - 1+    P - 1      15,000       14,940,200
    5.47%   11/6/98          A - 1+    P - 1      12,500       12,431,625
    5.45%   12/4/98          A - 1+    P - 1      10,000        9,903,111
    5.35%   12/9/98          A - 1+    P - 1      17,500       17,320,552
    5.45%   1/22/98          A - 1+    P - 1      10,200       10,025,509
    5.28%   3/8/98           A - 1+    P - 1      12,500       12,210,333
                                                           --------------
                                                               91,804,330
                                                           --------------
Paper Products - 1.7%
  Kimberly-Clark Corp.
    5.50%   10/16/98         A - 1+    P - 1      40,000       39,908,333
    5.32%   12/18/98         A - 1+    P - 1      20,000       19,769,467
                                                           --------------
                                                               59,677,800
                                                           --------------
Pharmaceuticals - 4.5%
  Abbott Laboratories
    5.45%   10/14/98         A - 1+    P - 1      80,000       79,842,556
  Pfizer Inc.
    5.43%   10/9/98          A - 1+    P - 1      20,000       19,975,867
  Warner-Lambert Co.
    5.13%   03/11/99         A - 1+    P - 1      30,000       29,311,725
    5.15%   03/22/99         A - 1+    P - 1      30,000       29,261,833
                                                           --------------
                                                              158,391,981
                                                           --------------
Publishing - 1.2%
  Gannett Co., Inc.
    5.45%   10/9/98          A - 1+    P - 1      27,300       27,266,937
  McGraw-Hill, Inc.
    5.48%   11/9/98          A - 1     P - 1      13,965       13,882,094
                                                           --------------
                                                               41,149,031
                                                           --------------
Structured Finance - 9.4% CIESCO, L.P.
    5.50%   10/21/98         A - 1+    P - 1      50,000       49,847,222
    5.49%   10/23/98         A - 1+    P - 1      20,000       19,932,900
    5.50%   10/23/98         A - 1+    P - 1      30,000       29,899,167
    5.50%   11/13/98         A - 1+    P - 1      15,000       14,901,459

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1998
(unaudited)
                                  Rating
                              ---------------      Par
                              S&P     Moody's     (000)          Value
--------------------------------------------------------------------------------

Commercial Paper (concluded)

Structured Finance (concluded)
  Corporate Receivables Corp.
    5.50%   10/7/98          A - 1     P - 1     $25,000   $   24,977,083
    5.49%   10/23/98         A - 1     P - 1      25,000       24,916,125
    5.49%   11/6/98          A - 1     P - 1      15,000       14,917,650
    5.26%   11/13/98         A - 1     P - 1      15,000       14,905,758
    5.46%   11/23/98         A - 1     P - 1      15,000       14,879,425
    5.28%   12/3/98          A - 1     P - 1      20,000       19,815,200
    5.36%   12/4/98          A - 1     P - 1      25,000       24,761,778
  Corporate Asset Fund Co., Inc.
    5.50%   11/3/98          A - 1+    P - 1      40,000       39,798,333
    5.45%   11/18/98         A - 1+    P - 1      35,000       34,745,666
                                                           --------------
                                                              328,297,766
                                                           --------------
Telephone - 7.8%
  Ameritech Capital Funding Corp.
    5.48%   10/13/98         A - 1+    P - 1      57,700       57,594,601
    5.44%   11/9/98          A - 1+    P - 1      20,000       19,882,133
    5.44%   11/10/98         A - 1+    P - 1      30,000       29,818,667
  Ameritech Corp.
    5.25% 10/22/98           A - 1+    P - 1      15,000       14,954,063
  BellSouth Telecommunications, Inc.
    5.44%   10/27/98         A - 1+    P - 1      36,000       35,858,560
    5.48%   10/27/98         A - 1+    P - 1      36,000       35,857,520
  SBC Communications Inc.
    5.46%   10/15/98         A - 1+    P - 1      50,000       49,893,833
    5.46%   10/22/98         A - 1+    P - 1      15,000       14,952,225
    5.38%   11/17/98         A - 1+    P - 1      15,000       14,894,642
                                                           --------------
                                                              273,706,244
                                                           --------------
  Total Commercial Paper                                    2,879,321,443
                                                           --------------


 Variable Rate Notes -- 3.6%

  Associates Corp Master Note
    5.497%(b) 12/1/98        A - 1+    P - 1      75,000       75,000,000
  Coca-Cola Co. Master Note
    5.122%(b) 3/8/99         A - 1+    P - 1      50,000       50,000,000
                                                           --------------
  Total Variable Rate Notes                                   125,000,000
                                                           --------------

PRIME SERIES
--------------------------------------------------------------------------------


                                  Rating
                              ---------------      Par
                              S&P     Moody's     (000)          Value
--------------------------------------------------------------------------------

Federal Home Loan Bank -- 4.1%

  FHLB
    5.34%   1/20/99          AAA       --       $ 41,656   $   40,970,134
    5.13%   2/5/99           AAA       --         25,000       24,547,563
    5.10%   2/25/99          AAA       --         19,120       18,721,826
    5.09%   3/5/99           AAA       --         15,000       14,671,271
    5.70%   7/7/99           AAA       --         15,000       15,000,000
    5.53%   7/27/99          AAA       --         10,425       10,420,681
    5.15%   9/30/99          AAA       --         20,000       20,000,000
                                                           --------------
  Total Federal Home Loan Bank                                144,331,475
                                                           --------------


Federal National Mortgage Association -- 4.0%

  FNMA
  Note
    5.59%   11/18/98         --        P - 1      20,000       20,000,000
    5.56%   12/15/98         --        P - 1      25,000       25,000,000
    5.58%   1/15/99          --        P - 1      35,000       35,000,000
    5.50%   2/12/98          --        P - 1      25,000       25,000,000
    4.92%   6/18/99          --        P - 1      20,000       19,289,333
    5.70%   7/22/99          --        P - 1      15,000       15,000,000
                                                           --------------
  Total Federal National Mortgage Association                 139,289,333
                                                           --------------


 Repurchase Agreements -- 6.4%(c)

  Goldman, Sachs & Co.
    5.41%(d) 10/1/98         --        --        124,500      124,500,000
  Morgan Stanley & Co.
    5.35%(e) 10/1/98         --        --        100,000      100,000,000
                                                           --------------
  Total Repurchase Agreements                                 224,500,000
                                                           --------------


TOTAL INVESTMENTS - 100.1%                                 $3,512,442,251(f)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1%)            (4,574,391)
                                                           --------------
NET ASSETS - 100.0%                                        $3,507,867,860
                                                           ==============

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                           September 30, 1998
(unaudited)


--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per:
  Prime Share
    ($2,969,412,285 / 2,969,404,538 shares outstanding)           $1.00
                                                                  =====
  Flag Investors Class A Share
    ($10,559,517 / 10,559,257 shares outstanding)                 $1.00
                                                                  =====
  Flag Investors Class B Share
    ($3,034,323 / 3,034,300 shares outstanding)                   $1.00
                                                                  =====
  Institutional Prime Share
    ($271,858,350 / 271,858,147 shares outstanding)               $1.00
                                                                  =====
  Quality Cash Reserve Prime Share
    ($253,003,385 / 253,002,758 shares outstanding)               $1.00
                                                                  =====


---------------
(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.
(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on September 30, 1998.
(c) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value is at least 102 percent of the resale price of the repurchase agreement.
(d) Dated 9/30/98 to be repurchased on 10/1/98, collateralized by U.S. Treasury Notes with a market value of $126,990,955.
(e) Dated 9/30/98 to be repurchased on 10/1/98, collateralized by U.S. Treasury Notes with a market value of $102,015,570.
(f) Aggregate cost for financial reporting and federal tax purposes.


MOODY'S RATINGS:
  Aaa   Bonds that are judged to be of the best quality.
  P-1   Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
  AAA   Obligations that are of the highest quality.
  A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.


        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.


                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Operations (Unaudited)
For the six months ended September 30, 1998


--------------------------------------------------------------------------------

Investment Income:
  Interest income                                          $100,392,874
                                                           ------------
Expenses:
  Investment Advisory fees                                    4,689,772
  Distribution fee                                            4,522,362
  Transfer agent fees                                           967,363
  Custodian fees                                                151,890
  Directors' fees                                                68,625
  Registration fees                                             166,556
  Miscellaneous                                                 405,503
                                                           ------------
        Total expenses                                       10,972,071
      Less: Fees waived                                         (73,840)
                                                           ------------
          Net expenses                                       10,898,231
                                                           ------------
Net investment income                                        89,494,643
Net realized loss from security transactions                       (867)
                                                           ------------
Net increase in net assets resulting from operations       $ 89,493,776
                                                           ============


                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                           September 30, 1998



--------------------------------------------------------------------------------

                                                For the Six           For the
                                                Months Ended        Year Ended
                                                September 30,        March 31,
                                                -------------       -----------
                                                    1998*              1998

Increase/(Decrease) in Net Assets
Operations:
  Net investment income                        $   89,494,643    $  162,086,913
  Net realized loss on sales of
    investments                                          (867)               --
                                               --------------    --------------
  Net increase in net assets resulting
    from operations                                89,493,776       162,086,913
                                               --------------    --------------

Distributions to Shareholders From:
  Net investment income:
    BT Alex. Brown Cash Reserve Prime Shares (75,031,665) (138,011,807) BT Alex. Brown Cash Reserve Prime
      Institutional Shares                         (8,687,715)      (13,656,968)
    Flag Investors Class A Shares                    (174,241)         (341,197)
    Flag Investors Class B Shares                     (19,890)          (12,545)
    Quality Cash Reserve Prime Shares              (5,581,109)      (10,064,396)
                                               --------------    --------------
    Total distributions                           (89,494,620)     (162,086,913)

Capital Shares Transactions, net                 (209,540,396)      849,945,486
                                               --------------    --------------
  Total increase/(decrease) in net assets        (209,541,240)      849,945,486
Net Assets:

  Beginning of period                           3,717,409,100     2,867,463,614
                                               --------------    --------------
  End of period                                $3,507,867,860    $3,717,409,100
                                               ==============    ==============

-------------
* Unaudited.


                       See Notes to Financial Statements.

                      This page intentionally left blank.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

PRIME SHARES
--------------------------------------------------------------------------------
                                               For the               For the
                                           Six Months Ended         Year ended
                                             September 30,           March 31,
                                           ----------------         ----------
                                                1998(+)                1998

Per Share Operating Performance:
  Net asset value at beginning of period    $         1.00       $         1.00
                                            --------------       --------------
Income from Investment Operations:
  Net investment income                             0.0249               0.0494
Less Distributions:
  Dividends from net investment income             (0.0249)             (0.0494)
                                            --------------       --------------
  Net asset value at end of period          $         1.00       $         1.00
                                            ==============       ==============
Total Return:
  Based on net asset value per share                  2.51%                5.05%
Ratios to Average Daily Net Assets:
  Expenses                                            0.61%(1)             0.67%
  Net investment income                               4.95%(1)             4.94%
Supplemental Data:
  Net assets at end of period               $2,969,412,285       $3,164,537,551
  Number of shares outstanding at
    end of period                            2,969,404,538        3,164,529,071

-------
(+) Unaudited.
(1) Annualized.

PRIME SERIES
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                                                  For the Years ended March 31,
                                            ---------------------------------------------------------------------
                                                  1997               1996               1995             1994
Per Share Operating Performance:
  Net asset value at beginning of period    $         1.00     $         1.00     $         1.00   $         1.00
                                            --------------     --------------     --------------   --------------
Income from Investment Operations:
  Net investment income                             0.0478             0.0524             0.0442           0.0262
Less Distributions:
  Dividends from net investment income             (0.0478)           (0.0524)           (0.0442)         (0.0262)
                                            --------------     --------------     --------------   --------------
  Net asset value at end of period          $         1.00     $         1.00     $         1.00   $         1.00
                                            ==============     ==============     ==============   ==============
Total Return:
  Based on net asset value per share                  4.88%              5.36%              4.51%            2.65%
Ratios to Average Daily Net Assets:
  Expenses                                            0.63%              0.60%              0.61%            0.62%
  Net investment income                               4.78%              5.21%              4.46%            2.62%
Supplemental Data:
  Net assets at end of period               $2,545,532,365     $2,386,681,216     $1,472,079,739   $1,350,334,979
  Number of shares outstanding at
    end of period                            2,545,523,885      2,386,684,392      1,472,077,488    1,350,332,916


                        See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------
                                              For the              For the
                                          Six Months Ended       Year ended
                                            September 30,         March 31,
                                               1998(+)              1998
                                          ----------------       ----------

Per Share Operating Performance:
  Net asset value at beginning of period    $      1.00          $     1.00
                                            -----------          ----------
Income from Investment Operations:
  Net investment income                          0.0249              0.0494
Less Distributions:
  Dividends from net investment income          (0.0249)            (0.0494)
                                            -----------          ----------
  Net asset value at end of period          $      1.00          $     1.00
                                            ===========          ==========

Total Return:
  Based on net asset value per share               2.51%               5.05%
Ratios to Average Daily Net Assets:
  Expenses                                         0.61%(1)            0.67%
  Net investment income                            4.97%(1)            4.94%
Supplemental Data:
  Net assets at end of period               $10,559,517          $7,736,785
  Number of shares outstanding at
    end of period                            10,559,257           7,736,522

---------
(+) Unaudited.
(1) Annualized.

PRIME SERIES
--------------------------------------------------------------------------------


FLAG INVESTORS CASH RESERVE PRIME SHARES -- CLASS A (CONTINUED)
--------------------------------------------------------------------------------

                                                           For the Years ended March 31,
                                            ----------------------------------------------------------
                                               1997            1996            1995            1994
Per Share Operating Performance:
  Net asset value at beginning of period    $     1.00      $     1.00      $     1.00     $      1.00
                                            ----------      ----------      ----------     -----------
Income from Investment Operations:
  Net investment income                         0.0478          0.0524          0.0442          0.0262
Less Distributions:
  Dividends from net investment income         (0.0478)        (0.0524)        (0.0442)        (0.0262)
                                            ----------      ----------      ----------     -----------
  Net asset value at end of period          $     1.00      $     1.00      $     1.00     $      1.00
                                            ==========      ==========      ==========     ===========

Total Return:
  Based on net asset value per share              4.88%           5.36%           4.51%           2.65%
Ratios to Average Daily Net Assets:
  Expenses                                        0.63%           0.60%           0.61%           0.62%
  Net investment income                           4.78%           5.25%           4.26%           2.62%
Supplemental Data:
  Net assets at end of period               $6,521,574      $5,976,831      $7,726,696     $18,116,648
  Number of shares outstanding at
    end of period                            6,521,310       5,976,824       7,726,698      18,116,633

                        See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------

                                                   For the
                                               Six Months Ended
                                                 September 30,
                                               ----------------
                                                    1998(+)
Per Share Operating Performance:
  Net asset value at beginning of period           $     1.00
                                                   ----------
Income from Investment Operations:
  Net investment income                                0.0212
Less Distributions:
  Dividends from net investment income                (0.0212)
                                                   ----------
  Net asset value at end of period                 $     1.00
                                                   ==========
Total Return:
  Based on net asset value per share                     2.14%
Ratios to Average Daily Net Assets:
  Expenses                                               1.36%(2)
  Net investment income                                  4.29%(2)
Supplemental Data:
  Net assets at end of period                      $3,034,323
  Number of shares outstanding at end of period     3,034,300


--------
(+) Unaudited.
(1) Commencement of operations.
(2) Annualized.

PRIME SERIES
--------------------------------------------------------------------------------


FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (CONTINUED)
--------------------------------------------------------------------------------

                                                                                              For the Period
                                                                                         April 3, 1995(1) through
                                                    For the Years Ended March 31,                 March 31,
                                                    -------------------------------------------------------------
                                                      1998                1997                      1996
Per Share Operating Performance:
  Net asset value at beginning of period            $   1.00            $   1.00                  $   1.00
                                                    --------            --------                  --------
Income from Investment Operations:
  Net investment income                               0.0418              0.0414                    0.0361
Less Distributions:
  Dividends from net investment income               (0.0418)            (0.0414)                  (0.0361)
                                                    --------            --------                  --------
  Net asset value at end of period                  $   1.00            $   1.00                  $   1.00
                                                    ========            ========                  ========
Total Return:
  Based on net asset value per share                    4.27%               4.22%                     3.69%
Ratios to Average Daily Net Assets:
  Expenses                                              1.42%               1.38%                     1.38%(2)
  Net investment income                                 4.18%               4.14%                     4.30%(2)
Supplemental Data:
  Net assets at end of period                       $184,382            $227,098                  $ 10,200
  Number of shares outstanding at end of period      184,382             227,098                    10,200

                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                              For the            For the
                                         Six Months Ended       Year ended
                                           September 30,         March 31,
                                         ----------------       ----------
                                              1998(+)              1998
Per Share Operating Performance:
  Net asset value at beginning of period  $       1.00         $       1.00
                                          ------------         ------------
Income from Investment Operations:
  Net investment income                         0.0261               0.0519
Less Distributions:
  Dividends from net investment
    income                                     (0.0261)             (0.0519)
                                          ------------         ------------
  Net asset value at end of period        $       1.00         $       1.00
                                          ============         ============
Total Return:
  Based on net asset value per share              2.64%                5.31%
Ratios to Average Daily Net Assets:
  Expenses                                        0.36%(1)             0.42%
  Net investment income                           5.20%(1)             5.22%
Supplemental Data:
  Net assets at end of period             $271,858,350         $317,971,693
  Number of shares outstanding at
    end of period                          271,858,147          317,971,413

--------
(+) Unaudited.
(1) Annualized.

PRIME SERIES
--------------------------------------------------------------------------------


PRIME INSTITUTIONAL SHARES (CONTINUED)
--------------------------------------------------------------------------------

                                                          For the Years Ended March 31,
                                          -----------------------------------------------------------
                                              1997           1996            1995            1994
Per Share Operating Performance:
  Net asset value at beginning of period  $       1.00    $      1.00     $      1.00     $      1.00
                                          ------------    -----------     -----------     -----------
Income from Investment Operations:
  Net investment income                         0.0503         0.0548          0.0472          0.0294
Less Distributions:
  Dividends from net investment
    income                                     (0.0503)       (0.0548)        (0.0472)        (0.0294)
                                          ------------    -----------     -----------     -----------
  Net asset value at end of period        $       1.00    $      1.00     $      1.00     $      1.00
                                          ============    ===========     ===========     ===========
Total Return:
  Based on net asset value per share              5.15%          5.62%           4.82%           2.98%
Ratios to Average Daily Net Assets:
  Expenses                                        0.38%          0.35%           0.36%           0.30%
  Net investment income                           5.04%          5.32%           4.57%           2.94%
Supplemental Data:
  Net assets at end of period             $117,812,047    $53,699,315     $11,904,716     $23,437,449
  Number of shares outstanding at
    end of period                          117,811,768     53,699,535      11,904,663      23,437,512

                        See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                              For the             For the
                                          Six Months Ended       Year ended
                                            September 30,         March 31,
                                          ----------------       ----------
                                               1998(+)              1998
Per Share Operating Performance:
  Net asset value at beginning of period    $       1.00        $       1.00
                                            ------------        ------------
Income from Investment Operations:
  Net investment income                           0.0234              0.0465
Less Distributions:
  Dividends from net investment
    income                                       (0.0234)            (0.0465)
                                            ------------        ------------
  Net asset value at end of period          $       1.00        $       1.00
                                            ============        ============
Total Return:
  Based on net asset value per share                2.36%               4.75%
Ratios to Average Daily Net Assets:
  Expenses                                          0.90%(1,3)          0.96%(1)
  Net investment income                             4.67%(2,3)          4.66%(2)
Supplemental Data:
  Net assets at end of period               $253,003,385        $226,978,689
  Number of shares outstanding at
    end of period                            253,002,758         226,978,007


--------
(+) Unaudited.
(1) Ratios of expenses to average net assets prior to partial fee waivers was 0.96%, 1.02%, 0.98% and 0.95% for the six months ended September 30, 1998 and the years ended March 31, 1998, 1997 and 1996, respectively.
(2) Ratios of net investment income to average net assets prior to partial fee waivers was 4.73%, 4.60%, 4.43% and 4.86% for the six months ended September 30, 1998 and the years ended March 31, 1998, 1997 and 1996, respectively.
(3) Annualized.

PRIME SERIES
--------------------------------------------------------------------------------


QUALITY CASH RESERVE PRIME SHARES (CONTINUED)
--------------------------------------------------------------------------------

                                                                  For the Years Ended March 31,
                                            -------------------------------------------------------------------
                                                1997                1996               1995            1994
Per Share Operating Performance:
  Net asset value at beginning of period    $       1.00        $       1.00        $      1.00     $      1.00
                                            ------------        ------------        -----------     -----------
Income from Investment Operations:
  Net investment income                           0.0449              0.0493             0.0402          0.0218
Less Distributions:
  Dividends from net investment
    income                                       (0.0449)            (0.0493)           (0.0402)        (0.0218)
                                            ------------        ------------        -----------     -----------
  Net asset value at end of period          $       1.00        $       1.00        $      1.00     $      1.00
                                            ============        ============        ===========     ===========
Total Return:
  Based on net asset value per share                4.59%               5.04%              4.09%           2.20%
Ratios to Average Daily Net Assets:
  Expenses                                          0.91%(1)            0.90%(1)           0.96%           1.06%
  Net investment income                             4.50%(2)            4.91%(2)           4.04%           2.18%
Supplemental Data:
  Net assets at end of period               $197,370,530        $156,412,213        $94,592,158     $92,678,440
  Number of shares outstanding at
    end of period                            197,369,848         156,412,393         94,591,979      92,678,268


                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies
   BT Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.
   The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes:
BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.
   When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:
   A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.
   B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

PRIME SERIES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded
   C. Federal Income Taxes--The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.
         The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.
   D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.
   E. Expenses--Operating expenses for each share class are recorded on an accrual basis, and are charged to that classes' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust
Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.
   As compensation for its accounting services, the Prime Series, Treasury Series and Tax-Free Series pay ICC an annual fee that is calculated daily and paid monthly from the three series' average daily net assets. The Prime Series paid $83,250, the Treasury Series paid $66,565 and the Tax-Free Series paid $68,300 for accounting services for the six-month period ended September 30, 1998.

PRIME SERIES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--continued
   As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $967,364, the Treasury Series paid $967,364 and the Tax-Free Series paid $137,872 to ICC for transfer agent services for the six-month period ended September 30, 1998.
   As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors, Inc. ("ICC Distributors"), which is not related to ICC, an annual fee equal to 0.25% of these classes' average daily net assets. For the six-month period ended September 30, 1998, Distribution fees aggregated $3,791,146, $8,756, $951,645 and $1,040,771 for distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to
 .60% of the Quality Cash Shares' aggregate average daily net assets or $714,833 for the six-month period ended September 30, 1998 and 1.00% (includes .25% Shareholder Servicing Fee) of the Flag Investors Class B Shares' aggregate average daily net assets or $4,623.
   ICC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers and reimbursements are not contractual and could change. Any reimbursements by ICC, or ICC Distributors are limited to the fees they actually receive for the fiscal year. ICC did not waive any advisory fees for the six-month period ended September 30, 1998. ICC Distributors voluntarily waived distribution fees of $73,840 for the Quality Cash Shares for the period April 1, 1998 to September 30, 1998.
   The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six-month period ended September 30, 1998 was $52,521 for the Prime Series, $16,503 for the Treasury Series and $7,723 for the Tax-Free Series. The accrued liability at September 30, 1998 was $244,732 for the Prime Series, $85,833 for the Treasury Series and $85,502 for the Tax-Free Series.

PRIME SERIES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 3--Capital Stock and Share Information
   The Fund is authorized to issue up to 9 billion shares of $.001 par value capital stock (5.4 billion Prime Series, 1.5 billion Treasury Series, 1.75 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:
                                             For the Six-         For the
                                         Month Period Ended     Year Ended
                                       September 30, 1998(+)  March 31, 1998
                                       ---------------------  --------------
Prime Series:
  Sold:
    Prime Shares                           9,692,379,684      23,206,115,785
    Flag Investors Class A Shares             11,362,186           6,559,775
    Flag Investors Class B Shares              4,038,974             336,592
    Institutional Prime Shares             2,616,513,753       4,625,290,052
    Quality Cash Shares                      583,725,208       1,179,123,143
  Issued as reinvestment of dividends:
    Prime Shares                              71,276,743         129,425,606
    Flag Investors Class A Shares                129,231             326,541
    Flag Investors Class B Shares                  7,285               8,133
    Institutional Prime Shares                 5,801,434           9,131,786
    Quality Cash Shares                        5,400,010           9,723,053
  Redeemed:
    Prime Shares                          (9,958,780,959)    (22,716,536,205)
    Flag Investors Class A Shares             (8,668,682)         (5,671,105)
    Flag Investors Class B Shares             (1,196,341)           (387,440)
    Institutional Prime Shares            (2,668,428,453)     (4,434,262,192)
    Quality Cash Shares                     (563,100,467)     (1,159,238,038)
                                         ---------------    ----------------
      Net increase/(decrease)               (209,540,396)        849,945,486
                                         ===============    ================

-------
(+) Unaudited.

PRIME SERIES
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3--concluded

                                             For the Six-         For the
                                         Month Period Ended     Year Ended
                                       September 30, 1998(+)  March 31, 1998
                                       ---------------------  --------------
Treasury Series:
  Sold:
    Treasury Shares                        2,405,994,062       3,641,511,991
    Institutional Treasury Shares            527,086,840         590,751,899
  Issued as reinvestment of dividends:
    Treasury Shares                           16,718,399          30,209,607
    Institutional Treasury Shares              1,253,846           2,007,274
  Redeemed:
    Treasury Shares                       (2,430,775,799)     (3,551,758,854)
    Institutional Treasury Shares           (535,964,474)       (555,189,594)
                                         ---------------    ----------------
      Net increase/(decrease)                (15,687,126)        157,532,323
                                         ===============    ================

Tax-Free Series:
  Sold:
    Tax Free Shares                        2,515,481,813       5,853,542,023
    Institutional Tax Free Shares            545,755,106         730,445,736
  Issued as reinvestment of dividends:
    Tax Free Shares                           11,821,502          20,778,337
    Institutional Tax Free Shares                602,124             276,010
  Redeemed:
    Tax Free Shares                       (2,580,599,597)     (5,680,345,603)
    Institutional Tax Free Shares           (526,964,577)       (654,038,858)
                                         ---------------    ----------------
      Net increase/(decrease)                (33,903,629)        270,657,645
                                         ===============    ================

--------
(+) Unaudited.


NOTE 4--Net Assets

                                                 Prime          Treasury       Tax-Free
                                                 Series          Series         Series
                                             --------------   ------------   ------------
Paid-in capital                              $3,507,861,737   $881,431,740   $883,964,047
Undistributed net investment income                   8,510             --             --
Undistributed net realized gain/(loss) on
  sales of investments                               (2,387)       151,617        (46,726)
                                             --------------   ------------   ------------
                                             $3,507,867,860   $881,583,357   $883,917,321
                                             ==============   ============   ============

Board of Directors
--------------------------------------------------------------------------------

              RICHARD T. HALE                    EUGENE J. McDONALD
                  Chairman                            Director

              JAMES J. CUNNANE                    REBECCA W. RIMEL
                  Director                            Director

                JOE HARDIMAN                      TRUMAN T. SEMANS
                  Director                            Director

               LOUIS E. LEVY                     CARL W. VOGT, Esq.
                  Director                            Director



Officers
--------------------------------------------------------------------------------

                 HARRY WOOLF                         AMY M. OLMERT
                  President                            Secretary

              JOSEPH A. FINELLI                     SCOTT J. LIOTTA
                  Treasurer                       Assistant Secretary

--------------------------------------------------------------------------------


                  Distributor                        Transfer Agent
             ICC DISTRIBUTORS, INC.         INVESTMENT COMPANY CAPITAL CORP.
                 P.O. Box 7558                      One South Street
               Portland, ME 04101                 Baltimore, MD 21202
                 (207) 879-6200                      (800) 553-8080

               Investment Advisor                       Auditors
        INVESTMENT COMPANY CAPITAL CORP.       PRICEWATERHOUSECOOPERS LLP
                One South Street                 250 West Pratt Street
              Baltimore, MD 21202                  Baltimore, MD21201

                   Custodian
             BANKERS TRUST COMPANY
               130 Liberty Street
               New York, NY 10006

QUALITY CASH RESERVE PRIME SHARES                               ---------------
P.O. Box 1346                                                      Bulk Rate
Baltimore, MD 21203                                               U.S. Postage
                                                                      PAID
                                                                Farmingdale, NY
                                                                 Permit No. 225
                                                                ---------------